Financial Assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Accumulated Impairment loss on investment of held-to-maturity securities	¥ 20	¥ 17
Mandatory reserve deposit percentage	20.00%
Term deposits [member]
Disclosure of financial assets [line items]
Term deposits	¥ 750	¥ 3,491